per share amounts (Details) - shares shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
earnings per share amounts
Basic total weighted average number of Common Shares outstanding	601	596	601	595
Effect of dilutive securities
Diluted total weighted average number of Common Shares outstanding	601	596	601	595
Share option awards
Effect of dilutive securities
Outstanding share option awards excluded in the calculation of diluted net income per Common Share	0	0	0	0